Annual Total Returns - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - Fidelity Treasury Money Market Fund
Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2015
Fidelity Treasury Money Market Fund
Bar Chart Table:
Annual Return 2016	0.02%
Annual Return 2017	0.50%
Annual Return 2018	1.48%
Annual Return 2019	1.84%
Annual Return 2020	0.25%
Annual Return 2021	0.01%
Annual Return 2022	1.33%